Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 143,296
Ending balance	197,291
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	143,296	€ 157,950
Remeasurement recognized in finance (income) or expense	53,995	(41,182)
Ending balance	€ 197,291	€ 116,768